Operating Leases (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) lease	Apr. 30, 2023 ft²	May 31, 2016 USD ($)
Operating leases
Lease, Practical Expedient, Lessor Single Lease Component [true false]	true
Lessee, Operating Lease, Existence of Option to Extend [true false]	true
Number of additional operating leases entered during the period | lease	0
Impairment loss | $	$ 365,179
Rockville, Maryland
Operating leases
Deposits | $			$ 52,320
First portion of Rockville, Maryland lease
Operating leases
Square feet leased | ft²		30,000
Second portion of Rockville, Maryland lease
Operating leases
Square feet leased | ft²		12,000